Issued share capital, share premium account and share options - Assumptions (Details)	12 Months Ended
	Mar. 31, 2020 € / shares	Mar. 31, 2018 Y	Mar. 31, 2015 € / shares
Issued share capital, share premium account and share options
Exercise Price | € / shares	€ 11.12		€ 6.25
Expected term (years) | Y		5